Schedule of Investments (unaudited)	iShares® MSCI Thailand ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
Asia Aviation PCL, NVDR(a)(b)	5,808,700	$490,476
Bangkok Airways PCL, NVDR(a)	1,585,400	369,723
		860,199
Auto Components — 0.7%
Sri Trang Agro-Industry PCL, NVDR	1,992,645	2,754,456

Banks — 4.6%
Bangkok Bank PCL, Foreign	1,235,600	4,567,358
Kasikornbank PCL, NVDR	662,400	2,521,198
Kiatnakin Phatra Bank PCL, NVDR	460,173	839,123
Krung Thai Bank PCL, NVDR	7,525,500	2,624,228
Siam Commercial Bank PCL (The), NVDR	1,830,300	5,998,491
Thanachart Capital PCL, NVDR	635,400	695,890
Tisco Financial Group PCL, NVDR	433,000	1,233,270
		18,479,558
Beverages — 1.5%
Carabao Group PCL, NVDR.	646,800	2,739,953
Osotspa PCL, NVDR(b)	2,596,800	3,071,521
		5,811,474
Building Products — 0.2%
Dynasty Ceramic PCL, NVDR	7,987,640	786,373

Capital Markets — 0.6%
Bangkok Commercial Asset Management PCL, NVDR(b)	3,823,500	2,310,413

Chemicals — 4.5%
Eastern Polymer Group PCL, NVDR	2,115,500	737,816
Indorama Ventures PCL, NVDR(b)	3,633,010	5,308,568
PTT Global Chemical PCL, NVDR	4,860,607	9,823,023
TOA Paint Thailand PCL	1,303,200	1,562,805
Vinythai PCL, NVDR	513,300	628,279
		18,060,491
Construction & Engineering — 0.7%
CH Karnchang PCL, NVDR	2,367,900	1,535,856
Sino-Thai Engineering & Construction PCL, NVDR	2,295,928	1,174,096
		2,709,952
Construction Materials — 6.6%
Siam Cement PCL (The), NVDR	1,681,700	23,568,303
Siam City Cement PCL, NVDR	191,400	1,113,864
Tipco Asphalt PCL, NVDR(b)	1,526,900	953,403
TPI Polene PCL, NVDR	12,464,600	804,860
		26,440,430
Consumer Finance — 3.7%
AEON Thana Sinsap Thailand PCL, NVDR(b)	188,200	1,214,132
JMT Network Services PCL, NVDR	857,100	1,219,721
Krungthai Card PCL, NVDR(b)	1,946,400	4,542,384
Muangthai Capital PCL, NVDR	1,603,300	3,175,778
Ratchthani Leasing PCL, NVDR(b)	4,871,527	654,259
Srisawad Corp. PCL, NVDR(b)	1,630,360	3,919,335
		14,725,609
Containers & Packaging — 1.4%
Polyplex Thailand PCL, NVDR	583,700	499,432
SCG Packaging PCL, NVDR	2,757,300	4,874,034
		5,373,466
Diversified Telecommunication Services — 0.8%
Jasmine International PCL, NVDR(b)	9,239,868	826,528
Security	Shares	Value

Diversified Telecommunication Services (continued)
True Corp. PCL, NVDR(b)	25,116,618	$2,536,752
		3,363,280
Electronic Equipment, Instruments & Components — 5.1%
Delta Electronics Thailand PCL, NVDR	672,400	12,517,820
Hana Microelectronics PCL, NVDR(b)	1,214,300	2,340,634
Jay Mart PCL, NVDR(b)	894,500	1,135,756
KCE Electronics PCL, NVDR(b)	1,780,300	4,029,527
Synnex Thailand PCL, NVDR	544,300	460,950
		20,484,687
Entertainment — 0.4%
Major Cineplex Group PCL, NVDR(a)(b)	1,154,400	753,286
RS PCL, NVDR(a)	1,045,700	844,278
		1,597,564
Food & Staples Retailing — 6.9%
Berli Jucker PCL, NVDR(b)	2,599,600	2,887,891
CP ALL PCL, NVDR	12,589,200	24,454,878
		27,342,769
Food Products — 3.6%
Charoen Pokphand Foods PCL, NVDR(b)	8,354,800	7,279,565
GFPT PCL, NVDR(b)	1,100,400	376,647
Ichitan Group PCL, NVDR(b)	1,121,200	423,082
Khon Kaen Sugar Industry PCL, NVDR(a)	3,329,778	458,177
R&B Food Supply PCL, NVDR(b)	1,072,100	624,003
Taokaenoi Food & Marketing PCL, Class R, NVDR(b)	1,042,500	249,960
Thai Union Group PCL, NVDR	6,184,200	3,520,593
Thai Vegetable Oil PCL, NVDR	960,353	1,021,929
Thaifoods Group PCL, NVDR(b)	2,423,900	384,372
		14,338,328
Health Care Equipment & Supplies — 0.8%
Sri Trang Gloves Thailand PCL, NVDR(b)	2,161,200	3,025,680

Health Care Providers & Services — 5.7%
Bangkok Chain Hospital PCL, NVDR	2,958,725	1,929,418
Bangkok Dusit Medical Services PCL, NVDR	20,558,300	14,191,665
Bumrungrad Hospital PCL, NVDR	1,028,876	4,340,970
Chularat Hospital PCL, NVDR	10,645,500	1,197,482
Thonburi Healthcare Group PCL, NVDR	1,099,400	896,732
		22,556,267
Hotels, Restaurants & Leisure — 2.9%
Asset World Corp. PCL, NVDR(a)	17,204,800	2,626,562
Central Plaza Hotel PCL, NVDR(a)(b)	871,000	925,369
Minor International PCL, NVDR(a)	6,716,010	6,875,152
MK Restaurants Group PCL, NVDR	693,200	1,181,170
		11,608,253
Independent Power and Renewable Electricity Producers — 7.9%
Absolute Clean Energy PCL.	4,357,300	512,815
B Grimm Power PCL, NVDR	1,685,600	2,386,418
Banpu Power PCL, NVDR(b)	1,642,500	1,003,081
BCPG PCL, NVDR	1,703,550	762,546
CK Power PCL, NVDR	4,370,760	768,035
Electricity Generating PCL, NVDR(b)	568,900	3,183,186
Energy Absolute PCL, NVDR	3,216,800	6,196,700
Global Power Synergy PCL, NVDR	1,522,800	3,553,458
Gulf Energy Development PCL, NVDR(b)	6,324,300	6,828,564
Gunkul Engineering PCL, NVDR	8,675,922	970,896
Ratch Group PCL, NVDR	1,715,100	2,811,377
SPCG PCL, NVDR	942,600	594,082
Super Energy Corp. PCL, NVDR	35,599,350	1,116,338

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
TPI Polene Power PCL, NVDR(b)	5,438,300	$772,307
		31,459,803
Industrial Conglomerates — 0.4%
Thoresen Thai Agencies PCL, NVDR	2,954,000	1,656,151

Insurance — 0.6%
Bangkok Life Assurance PCL, NVDR	1,102,700	1,108,966
TQM Corp. PCL, NVDR(b)	290,300	1,077,493
		2,186,459
Marine — 0.6%
Precious Shipping PCL, NVDR(a)	1,669,200	960,480
Regional Container Lines PCL, NVDR	709,700	1,231,174
		2,191,654
Media — 0.6%
Plan B Media PCL, NVDR(b)	4,198,100	804,738
VGI PCL, NVDR(b)	7,415,800	1,469,832
		2,274,570
Multiline Retail — 1.0%
Central Retail Corp. PCL, NVDR	3,906,034	4,149,512

Oil, Gas & Consumable Fuels — 15.2%
Bangchak Corp. PCL, NVDR(b)	2,220,900	1,811,723
Banpu PCL, NVDR	8,769,600	3,674,139
Esso Thailand PCL, NVDR(a)(b)	2,259,300	610,205
IRPC PCL, NVDR(b)	24,287,000	3,135,908
Prima Marine PCL, NVDR(b)	2,150,600	509,124
PTT Exploration & Production PCL, NVDR	2,995,784	11,345,904
PTT Oil & Retail Business, NVDR	6,468,100	6,204,365
PTT PCL, NVDR	21,554,100	27,211,362
Siamgas & Petrochemicals PCL, NVDR.	1,185,800	435,989
Star Petroleum Refining PCL, NVDR(a)(b)	3,754,600	1,170,610
Thai Oil PCL, NVDR	2,421,300	4,564,484
		60,673,813
Pharmaceuticals — 0.2%
Mega Lifesciences PCL, NVDR	753,400	872,978

Real Estate Management & Development — 6.2%
Amata Corp. PCL, NVDR(b)	1,853,000	1,143,066
AP Thailand PCL, NVDR	5,103,086	1,395,865
Bangkok Land PCL, NVDR(b)	24,371,000	888,643
Central Pattana PCL, NVDR(b)	4,354,300	7,066,681
Land & Houses PCL, NVDR	18,049,400	4,648,419
MBK PCL, NVDR	1,828,500	795,715
Origin Property PCL, NVDR	1,582,500	462,870
Pruksa Holding PCL, NVDR(b)	1,647,300	758,837
Quality Houses PCL, NVDR	16,129,632	1,186,880
Sansiri PCL, NVDR(b)	25,508,137	1,166,589
SC Asset Corp. PCL, NVDR	3,167,204	315,946
Siam Future Development PCL, NVDR	2,292,553	531,694
Singha Estate PCL, NVDR(a)(b)	6,613,000	499,050
Supalai PCL, NVDR	2,765,300	1,883,151
WHA Corp. PCL, NVDR(b)	17,679,640	1,752,194
		24,495,600
Road & Rail — 1.3%
BTS Group Holdings PCL, NVDR(b)	17,037,000	4,986,997

Specialty Retail — 2.8%
Com7 PCL, NVDR(b)	1,161,300	2,634,049
Dohome PCL, NVDR(b)	1,261,310	1,007,525
Home Product Center PCL, NVDR	12,762,273	5,670,943
Security	Shares	Value

Specialty Retail (continued)
PTG Energy PCL, NVDR(b)	1,808,400	$1,121,754
Singer Thailand PCL, NVDR	578,400	766,531
		11,200,802
Transportation Infrastructure — 5.8%
Airports of Thailand PCL, NVDR.	9,240,200	18,615,166
Bangkok Aviation Fuel Services PCL, NVDR(a)(b)	416,300	332,728
Bangkok Expressway & Metro PCL, NVDR(b)	16,497,953	4,325,816
		23,273,710
Water Utilities — 0.5%
Eastern Water Resources Development and Management PCL, NVDR(b)	1,265,600	396,785
TTW PCL, NVDR(b)	2,993,766	1,130,446
WHA Utilities and Power PCL, NVDR(b)	2,493,700	362,141
		1,889,372
Wireless Telecommunication Services — 5.6%
Advanced Info Service PCL, NVDR	2,564,419	13,820,779
Intouch Holdings PCL, NVDR	4,148,000	8,523,316
		22,344,095
Total Common Stocks — 99.6%
(Cost: $452,897,230)		396,284,765

Warrants

Entertainment — 0.0%
RS PCL, NVDR, NVDR (Expires 05/23/24)(a)	200,760	0	(c)

Food Products — 0.0%
Thaifoods Group PCL, (Expires 05/14/24)(a)	253,080	12,958

Hotels, Restaurants & Leisure — 0.0%
Minor International PCL, (Expires 05/05/23)(a)	239,755	37,440
Minor International PCL, (Expires 02/15/24)(a)	217,278	29,202
		66,642
Real Estate Management & Development — 0.0%
MBK PCL, NVDR (Expires 12/31/24)(a)	83,920	28,466

Total Warrants — 0.0%
(Cost: $0)		108,066

Short-Term Investments

Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	37,753,203	37,775,855
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,930,000	2,930,000
		40,705,855
Total Short-Term Investments — 10.2%
(Cost: $40,699,048)		40,705,855

Total Investments in Securities — 109.8%
(Cost: $493,596,278)		437,098,686

Other Assets, Less Liabilities — (9.8)%		(39,108,504)

Net Assets — 100.0%		$397,990,182

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than $1.
(d)	Affiliate of the Fund.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
May 31, 2021

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,275,791	$17,514,690	(a)	$—	$(14,082)	$(544)	$37,775,855	37,753,203	$1,336,217	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,411,000	1,519,000	(a)	—	—	—	2,930,000	2,930,000	395		—
					$(14,082)	$(544)	$40,705,855		$1,336,612		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	21	06/18/21	$1,429	$23,951

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,242,582	$391,042,183	$—	$396,284,765
Warrants	79,600	28,466	—	108,066
Money Market Funds	40,705,855	—	—	40,705,855
	$46,028,037	$391,070,649	$—	$437,098,686
Derivative financial instruments(a)
Assets
Futures Contracts	$23,951	$—	$—	$23,951

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
May 31, 2021

Portfolio Abbreviations - Equity

NVDR	Non-Voting Depositary Receipt

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